Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Cost	$ 80,984	$ 80,500
Less: Accumulated amortization	(27,336)	(24,095)
Exchange differences	65	26
Intangible assets, net	53,713	56,431
Computer software
Finite Lived Intangible Assets [Line Items]
Cost	23,673	23,189
Developed technology
Finite Lived Intangible Assets [Line Items]
Cost	117	117
Customer relationship
Finite Lived Intangible Assets [Line Items]
Cost	2,135	2,135
Brand name
Finite Lived Intangible Assets [Line Items]
Cost	1,162	1,162
Contract backlog
Finite Lived Intangible Assets [Line Items]
Cost	610	610
Advertising contract
Finite Lived Intangible Assets [Line Items]
Cost	$ 53,287	$ 53,287